EARNING PER SHARE (Details)	3 Months Ended		6 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) category $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Numerator
Loss for the period from continuing operations attributable to equity holders of the parent (basic EPS) | $	$ (5,045,798)	$ 6,201,853	$ (9,665,833)	$ 2,256,303
Loss for the period from continuing operations attributable to equity holders of the parent (diluted EPS) | $	(5,045,798)	6,201,853	(9,665,833)	2,256,303
Loss for the period from discontinued operations attributable to equity holders of the parent (basic EPS) | $	(177,994,023)	(6,058,318)	(180,701,873)	(8,482,030)
Loss for the period from discontinued operations attributable to equity holders of the parent (diluted EPS) | $	(177,994,023)	(6,058,318)	(180,701,873)	(8,482,030)
Loss for the period attributable to equity holders attributable to equity holders of the parent (basic EPS) | $	(183,039,821)	143,535	(190,367,706)	(6,225,727)
Loss for the period attributable to equity holders attributable to equity holders of the parent (diluted EPS) | $	$ (183,039,821)	$ 143,535	$ (190,367,706)	$ (6,225,727)
Denominator
Weighted average number of shares (basic EPS) | shares	63,477,113	62,822,158	63,477,113	62,822,158
Weighted average number of shares (diluted EPS) | shares	63,477,113	63,170,350	63,477,113	63,170,350
(Loss)/Profit per share from continuing operations
Basic loss attributable to ordinary equity holders of the parent | $ / shares	$ (0.0795)	$ 0.0987	$ (0.1523)	$ 0.0359
Diluted loss attributable to ordinary equity holders of the parent | $ / shares	(0.0795)	0.0982	(0.1523)	0.0357
Loss per share from discontinued operations
Basic loss attributable to ordinary equity holders of the parent | $ / shares	(2.8041)	(0.0964)	(2.8467)	(0.135)
Diluted loss attributable to ordinary equity holders of the parent | $ / shares	(2.8041)	(0.0964)	(2.8467)	(0.135)
(Loss)/Profit per share for the period attributable to equity holders
Basic loss attributable to ordinary equity holders of the parent | $ / shares	(2.8836)	0.0023	(2.999)	(0.0991)
Diluted loss attributable to ordinary equity holders of the parent | $ / shares	$ (2.8836)	$ 0.0023	$ (2.999)	$ (0.0991)
Number of categories of dilutive potential shares | category		2